                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No. __________                                  [ ]

     Post-Effective Amendment No. 42 (File No. 2-73114)                      [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 33 (File No. 811-3217)                                    [X]

                        (Check appropriate box or boxes)

                              RiverSource Account F
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                               (Name of Depositor)

            70100 Ameriprise Financial Center, Minneapolis, MN 55474 (Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (612) 678-4177

   Rodney J.Vessels, 50607 Ameriprise Financial Center, Minneapolis, MN 55474
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on April 29, 2011 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(i)

     [ ]  on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

PROSPECTUS


APRIL 29, 2011


RIVERSOURCE

VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

VARIABLE RETIREMENT ANNUITY IS AN INDIVIDUAL SINGLE PREMIUM DEFERRED VARIABLE ANNUITY. COMBINATION RETIREMENT ANNUITY IS AN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            ameriprise.com/variableannuities
            RIVERSOURCE ACCOUNT F

NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

This prospectus contains information that you should know before investing. Prospectuses are also available for

AllianceBernstein Variable Products Series Fund, Inc.

Columbia Funds Variable Series Trust II (previously RiverSource Variable Series Trust)

Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.


RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                      ANNUITIES -- PROSPECTUS  1

TABLE OF CONTENTS



KEY TERMS..............................................    3
THE CONTRACT IN BRIEF..................................    5
EXPENSE SUMMARY........................................    6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)............   10
FINANCIAL STATEMENTS...................................   11
THE VARIABLE ACCOUNT AND THE FUNDS.....................   11
THE FIXED ACCOUNT......................................   16
BUYING YOUR CONTRACT...................................   16
CHARGES................................................   18
VALUING YOUR INVESTMENT................................   20
MAKING THE MOST OF YOUR CONTRACT.......................   21
SURRENDERS.............................................   25
TSA -- SPECIAL PROVISIONS..............................   26
CHANGING OWNERSHIP.....................................   26
BENEFITS IN CASE OF DEATH..............................   27
THE ANNUITY PAYOUT PERIOD..............................   28
TAXES..................................................   29
VOTING RIGHTS..........................................   32
ABOUT THE SERVICE PROVIDERS............................   33
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION..................   35





2  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our home office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


OWNER (YOU, YOUR): The person identified in the contract as an owner of the contract, who has the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs)  (including inherited IRAs) under
  Section 408(b) of the Code

- Roth IRAs (including inherited Roth IRAs) under Section 408A of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

- Plans under Section 457 of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.


RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                      ANNUITIES -- PROSPECTUS  3

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the CRA contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less applicable premium tax).

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor for an explanation of the potential tax implications to you.



ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds")

- the fixed account (under CRA only), which earns interest at a rate that we adjust periodically. (See "The Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. (See "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (See "Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (See "Surrenders")

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (See "Benefits in Case of Death")

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (See "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (See "Taxes")


RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                      ANNUITIES -- PROSPECTUS  5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RIVERSOURCE VARIABLE RETIREMENT ANNUITY

(contingent deferred sales load as a percentage of amounts surrendered)


                        CONTRACT YEAR                                            SURRENDER CHARGE PERCENTAGE
                              1                                                               7%

                              2                                                               6

                              3                                                               5

                              4                                                               4

                              5                                                               3

                              6                                                               2

                              7                                                               1

                              Thereafter                                                      0



SURRENDER CHARGE FOR RIVERSOURCE COMBINATION RETIREMENT ANNUITY

(contingent deferred sales load as a percentage of amounts surrendered)


                        CONTRACT YEAR                                            SURRENDER CHARGE PERCENTAGE
                             1-5                                                              7%

                              6                                                               6

                              7                                                               5

                              8                                                               4

                              9                                                               3

                             10                                                               2

                             11                                                               1

                              Thereafter                                                      0



SURRENDER CHARGE FOR RIVERSOURCE COMBINATION RETIREMENT ANNUITY -- SELECT (UNIVERSITY OF WISCONSIN TSA PLAN)

(contingent deferred sales load as a percentage of amounts surrendered)



                        CONTRACT YEAR                                            SURRENDER CHARGE PERCENTAGE
                             1-3                                                              7%

                              4                                                               6

                              5                                                               5

                              6                                                               4

                              7                                                               3

                              8                                                               2

                              Thereafter                                                      0





6  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

SURRENDER CHARGE FOR RIVERSOURCE COMBINATION RETIREMENT ANNUITY (AMERIPRISE RETIREMENT SERVICES)

(contingent deferred sales load as a percentage of amounts surrendered)


                        CONTRACT YEAR                                            SURRENDER CHARGE PERCENTAGE
                              1                                                               6%

                              2                                                               6

                              3                                                               5

                              4                                                               4

                              5                                                               3

                              6                                                               2

                              7                                                               1

                              Thereafter                                                      0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% if the assumed investment rate is 3.5% and 6.55% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE


                                                                                         COMBINATION RETIREMENT ANNUITY
                                                                                    COMBINATION RETIREMENT ANNUITY - SELECT
                                                                                       UNIVERSITY OF WISCONSIN TSA PLAN)
                                                                                         COMBINATION RETIREMENT ANNUITY
                                              VARIABLE RETIREMENT ANNUITY               (AMERIPRISE RETIREMENT SERVICES)

                                                          $20                                         $30


ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily variable account value)


                                                                                         COMBINATION RETIREMENT ANNUITY
                                                                                    COMBINATION RETIREMENT ANNUITY - SELECT
                                                                                      (UNIVERSITY OF WISCONSIN TSA  PLAN)
                                                                                         COMBINATION RETIREMENT ANNUITY
                                              VARIABLE RETIREMENT ANNUITY               (AMERIPRISE RETIREMENT SERVICES)

MORTALITY AND EXPENSE RISK FEE                             1%                                          1%




RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                      ANNUITIES -- PROSPECTUS  7

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2010, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.63%                1.20%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more by allocating your contract values to the subaccounts investing in those funds that have adopted 12b-1 plans than under other contracts that may have subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)





                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55%      0.25%    0.08%           --%          0.88%

Columbia Variable Portfolio - Balanced Fund (Class 3)            0.64       0.13     0.17            --           0.94(1),(2)

Columbia Variable Portfolio - Cash Management Fund (Class        0.33       0.13     0.17            --           0.63(2)
3)

Columbia Variable Portfolio - Diversified Bond Fund (Class       0.41       0.13     0.16            --           0.70(1)
3)

Columbia Variable Portfolio - Diversified Equity Income          0.56       0.13     0.14            --           0.83(1)
Fund (Class 3)

Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)      0.66       0.13     0.17          0.01           0.97(1),(2)

Columbia Variable Portfolio - Global Bond Fund (Class 3)         0.55       0.13     0.18            --           0.86(1)

Columbia Variable Portfolio - High Yield Bond Fund (Class        0.58       0.13     0.17            --           0.88(1)
3)

Columbia Variable Portfolio - International Opportunity          0.79       0.13     0.20            --           1.12(1)
Fund (Class 3)

Columbia Variable Portfolio - Large Cap Growth Fund (Class       0.71       0.13     0.18            --           1.02(1),(2)
3)

Columbia Variable Portfolio - Mid Cap Growth Opportunity         0.76       0.13     0.16            --           1.05(1)
Fund (Class 3)

Wells Fargo Advantage VT Small Cap Growth Fund - Class 2         0.75       0.25     0.20            --           1.20(3)







   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** The previous fund names can be found in "The Variable Account and the Funds" section of the prospectus.


 *** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) Expense ratios have been adjusted to reflect current fees.


 (2) Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.82% for Columbia Variable
     Portfolio - Balanced Fund (Class 3), 0.58% for Columbia Variable Portfolio - Cash Management Fund (Class 3), 0.86% for Columbia Variable Portfolio - Dynamic Equity Fund (Class 3) and 0.89% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3).


 (3) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's total annual fund operating expenses after fee waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.20%.



8  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THESE CONTRACTS FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. Although your actual costs may be lower, based on this assumption your costs would be:




                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Variable
Retirement
Annuity*              $963       $1,293      $1,627      $2,733           $246        $754       $1,286      $2,733

Combination
Retirement
Annuity**              973        1,536       2,125       3,078            256         783        1,334       2,822

Combination
Retirement
Annuity Select**
(University of
Wisconsin TSA
Plan)                  973        1,536       1,899       2,822            256         783        1,334       2,822

Combination
Retirement
Annuity**
(Ameriprise
Retirement
Services)              870        1,321       1,673       2,822            256         783        1,334       2,822




MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds. Although your actual costs may be higher, based on this assumption your costs would be:




                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Variable
Retirement
Annuity*              $909       $1,126      $1,340      $2,128           $187        $577       $  989      $2,128

Combination
Retirement
Annuity**              918        1,372       1,851       2,490            197         607        1,038       2,220

Combination
Retirement
Annuity Select**
(University of
Wisconsin TSA
Plan)                  918        1,372       1,619       2,220            197         607        1,038       2,220

Combination
Retirement
Annuity**
(Ameriprise
Retirement
Services)              815        1,154       1,386       2,220            197         607        1,038       2,220



   * In these examples, the contract administrative charge is $20. ** In these examples, the contract administrative charge is $30.


RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                      ANNUITIES -- PROSPECTUS  9

CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2010.



VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                               2010      2009      2008      2007      2006
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/01/2001)
Accumulation unit value at beginning of period                    $0.89     $0.75     $1.28     $1.23     $1.06
Accumulation unit value at end of period                          $1.00     $0.89     $0.75     $1.28     $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  36,983    45,413    53,036    69,053    93,557
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (04/30/1986)
Accumulation unit value at beginning of period                    $4.37     $3.56     $5.12     $5.09     $4.49
Accumulation unit value at end of period                          $4.87     $4.37     $3.56     $5.12     $5.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  98,195   114,606   136,181   171,598   215,043
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (10/13/1981)
Accumulation unit value at beginning of period                    $3.11     $3.14     $3.10     $2.99     $2.89
Accumulation unit value at end of period                          $3.08     $3.11     $3.14     $3.10     $2.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  12,490    18,080    29,776    30,042    26,571
*The 7-day simple and compound yields for Columbia Variable Portfolio - Cash Management Fund (Class 3) at Dec.
  31, 2010 were (1.22%) and (1.21%), respectively.
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/13/1981)
Accumulation unit value at beginning of period                    $7.55     $6.67     $7.19     $6.90     $6.68
Accumulation unit value at end of period                          $8.10     $7.55     $6.67     $7.19     $6.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  30,937    35,631    39,953    46,543    55,305
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (06/01/2001)
Accumulation unit value at beginning of period                    $1.32     $1.05     $1.78     $1.66     $1.40
Accumulation unit value at end of period                          $1.53     $1.32     $1.05     $1.78     $1.66
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 100,809   122,530   149,534   189,485   246,164
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/13/1981)
Accumulation unit value at beginning of period                    $7.29     $5.93    $10.36    $10.17     $8.91
Accumulation unit value at end of period                          $8.47     $7.29     $5.93    $10.36    $10.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  61,965    72,745    86,153   109,144   140,874
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (05/01/1996)
Accumulation unit value at beginning of period                    $1.83     $1.66     $1.68     $1.58     $1.49
Accumulation unit value at end of period                          $1.93     $1.83     $1.66     $1.68     $1.58
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  17,789    19,806    23,087    23,737    27,863
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (05/01/1996)
Accumulation unit value at beginning of period                    $1.78     $1.17     $1.58     $1.57     $1.43
Accumulation unit value at end of period                          $2.01     $1.78     $1.17     $1.58     $1.57
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  26,363    30,657    32,524    44,452    61,513
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (06/01/2001)
Accumulation unit value at beginning of period                    $1.18     $0.73     $1.34     $1.19     $1.20
Accumulation unit value at end of period                          $1.48     $1.18     $0.73     $1.34     $1.19
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 148,423   174,431   202,409   251,387   333,466
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (06/01/2001)
Accumulation unit value at beginning of period                    $0.68     $0.50     $0.91     $0.90     $0.81
Accumulation unit value at end of period                          $0.79     $0.68     $0.50     $0.91     $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  35,043    40,017    43,385    58,371    72,433
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (01/13/1992)
Accumulation unit value at beginning of period                    $1.81     $1.44     $2.43     $2.18     $1.77
Accumulation unit value at end of period                          $2.04     $1.81     $1.44     $2.43     $2.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 112,060   133,233   159,052   200,695   250,536
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (06/01/2001)
Accumulation unit value at beginning of period                    $1.15     $0.76     $1.31     $1.17     $0.96
Accumulation unit value at end of period                          $1.44     $1.15     $0.76     $1.31     $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  31,968    38,342    43,603    54,601    73,232
---------------------------------------------------------------------------------------------------------------






VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                               2005      2004      2003      2002      2001
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/01/2001)
Accumulation unit value at beginning of period                    $1.02     $0.93     $0.71     $0.92     $1.00
Accumulation unit value at end of period                          $1.06     $1.02     $0.93     $0.71     $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 134,208   144,601   130,895   124,946    78,465
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (04/30/1986)
Accumulation unit value at beginning of period                    $4.37     $4.02     $3.38     $3.92     $4.43
Accumulation unit value at end of period                          $4.49     $4.37     $4.02     $3.38     $3.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 291,684   372,907   452,913   559,481   733,747
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (10/13/1981)
Accumulation unit value at beginning of period                    $2.84     $2.85     $2.87     $2.86     $2.79
Accumulation unit value at end of period                          $2.89     $2.84     $2.85     $2.87     $2.86
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  22,186    29,769    46,633    78,538    94,451
*The 7-day simple and compound yields for Columbia Variable Portfolio - Cash Management Fund (Class 3) at Dec.
  31, 2010 were (1.22%) and (1.21%), respectively.
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/13/1981)
Accumulation unit value at beginning of period                    $6.61     $6.38     $6.17     $5.91     $5.54
Accumulation unit value at end of period                          $6.68     $6.61     $6.38     $6.17     $5.91
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  72,737    91,275   116,954   152,852   182,068
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (06/01/2001)
Accumulation unit value at beginning of period                    $1.25     $1.06     $0.76     $0.95     $1.00
Accumulation unit value at end of period                          $1.40     $1.25     $1.06     $0.76     $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 279,324   227,859   152,402   130,357    70,703
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/13/1981)
Accumulation unit value at beginning of period                    $8.48     $8.09     $6.32     $8.19    $10.10
Accumulation unit value at end of period                          $8.91     $8.48     $8.09     $6.32     $8.19
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 133,911   174,870   209,699   254,879   335,310
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (05/01/1996)
Accumulation unit value at beginning of period                    $1.59     $1.46     $1.30     $1.14     $1.14
Accumulation unit value at end of period                          $1.49     $1.59     $1.46     $1.30     $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  39,541    43,302    46,753    50,932    51,831
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (05/01/1996)
Accumulation unit value at beginning of period                    $1.39     $1.26     $1.01     $1.10     $1.05
Accumulation unit value at end of period                          $1.43     $1.39     $1.26     $1.01     $1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  91,388   121,607   137,684   135,204   165,801
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (06/01/2001)
Accumulation unit value at beginning of period                    $1.10     $1.02     $0.84     $0.99     $1.00
Accumulation unit value at end of period                          $1.20     $1.10     $1.02     $0.84     $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 104,033   121,270   110,323    76,368    19,770
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (06/01/2001)
Accumulation unit value at beginning of period                    $0.76     $0.71     $0.59     $0.80     $1.00
Accumulation unit value at end of period                          $0.81     $0.76     $0.71     $0.59     $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  75,562    33,315    35,326    14,618     5,597
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (01/13/1992)
Accumulation unit value at beginning of period                    $1.57     $1.35     $1.07     $1.32     $1.87
Accumulation unit value at end of period                          $1.77     $1.57     $1.35     $1.07     $1.32
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 319,427   371,979   415,319   509,030   667,381
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (06/01/2001)
Accumulation unit value at beginning of period                    $0.91     $0.81     $0.57     $0.94     $1.00
Accumulation unit value at end of period                          $0.96     $0.91     $0.81     $0.57     $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  96,220   114,500    97,223    68,358    25,510
---------------------------------------------------------------------------------------------------------------





10  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. Each subaccount's net assets are held in relation to the contracts described in this prospectus as well as other contracts that we issue that are not described in this prospectus.


Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts

RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                     ANNUITIES -- PROSPECTUS  11
  initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including, but not limited to, expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds). Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.


Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.


12  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating sales representatives who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:



  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.


  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                     ANNUITIES -- PROSPECTUS  13

YOU MAY ALLOCATE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:





----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum total investment return        Columbia Management
Portfolio - Bala-  through a combination of capital growth and  Investment Advisers, LLC
nced Fund (Class   current income.
3) (previously
RiverSource
Variable
Portfolio - Bala-
nced Fund (Class
3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum current income consistent      Columbia Management
Portfolio - Cash   with liquidity and stability of principal.   Investment Advisers, LLC
Management Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Cash
Management Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income while     Columbia Management
Portfolio - Dive-  attempting to conserve the value of the      Investment Advisers, LLC
rsified Bond Fund  investment for the longest period of time.
(Class 3)
(previously
RiverSource
Variable
Portfolio - Dive-
rsified Bond Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and, as   Columbia Management
Portfolio - Dive-  a secondary goal, steady growth of capital.  Investment Advisers, LLC rsified Equity
Income Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Dive-
rsified Equity
Income Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - Dyna-                                               Investment Advisers, LLC
mic Equity Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Dyna-
mic Equity Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks high total   Columbia Management
Portfolio - Glob-  return through income and growth of          Investment Advisers, LLC
al Bond Fund       capital.
(Class 3)
(previously
RiverSource
Variable
Portfolio - Glob-
al Bond Fund
(Class 3))

----------------------------------------------------------------------------------------



14  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks high current income, with capital      Columbia Management
Portfolio - High   growth as a secondary objective.             Investment Advisers, LLC
Yield Bond Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - High
Yield Bond Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - In-                                                 Investment Advisers,
ternational                                                     LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
(previously                                                     an indirect wholly-owned
Threadneedle                                                    subsidiary of Ameriprise
Variable                                                        Financial, sub-adviser.
Portfolio - In-
ternational
Opportunity Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Large                                               Investment Advisers, LLC
Cap Growth Fund
(Class 3)
(previously
Seligman Variable
Portfolio - Grow-
th Fund (Class
3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks growth of capital.                     Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Growth
Opportunity Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Mid
Cap Growth Fund
(Class 3))
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
(previously Wells                                               adviser.
Fargo Advantage
VT Small Cap
Growth Fund)
----------------------------------------------------------------------------------------





RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                     ANNUITIES -- PROSPECTUS  15

THE FIXED ACCOUNT

For the CRA contracts only.

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for our new and existing annuities, product design, competition, and our revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

We applied your initial purchase payment to the accounts you selected within two business days after we received it at our home office. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE RETIREMENT DATE
Annuity payouts are scheduled to begin on the retirement date. This means that the contract will be annuitized (converted to a stream of monthly payments) and the first payment will be sent on the retirement date. If your contract is annuitized, the contract goes into payout mode and only the annuity payout provisions continue. Unless Annuity Payout Plan E is elected, you will no longer have access to your contract value. In addition, the death benefit will end. When we processed your application, we established the retirement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

Generally, the retirement date must be no later than the later of the annuitant's 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new retirement date was set to a birthday later than age
95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.


Six months prior to your retirement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts, using the contract's default option of Plan B - Life annuity with 10 years certain, will begin on the retirement date, and monthly annuity payouts will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.



If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new retirement date, your contract will not be automatically annuitized. If you satisfy your required minimum distributions (RMDs) for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuitization payments for these contracts.



16  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

Certain restrictions on retirement dates apply to participants in the Texas Optional Retirement Program. (See "TSA -- Special Provisions.")

BENEFICIARY
If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
FOR THE VARIABLE RETIREMENT ANNUITY

This is a single premium contract. Additional payments cannot be made. This annuity is no longer being sold.

FOR THE COMBINATION RETIREMENT ANNUITY

  MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

     If paying by installments under a scheduled payment plan:
          For participants in CRA -- Select
          (University of Wisconsin TSA Plan):
            $200 annually

          For owners of other CRA contracts:
            $23.08 biweekly
            $50 per month

     If paying by any other method:
            $50

(1) If you do not make any purchase payments for 24 months and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

  MAXIMUM ANNUAL ALLOWABLE PURCHASE PAYMENTS(2)
     NONQUALIFIED ANNUITIES:
            $50,000 (excluding rollovers)

     QUALIFIED ANNUITIES:
          For participants in CRA -- Select:
            $25,000

          For owners of other CRA contracts:
            two times initial gross purchase payment (subject to any IRS limits)

(2) These annual limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN FOR CRA

Your sales representative can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory

RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                     ANNUITIES -- PROSPECTUS  17
obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits, until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $20 annually from each VRA contract or $30 annually from each CRA contract. We deduct this charge on each anniversary date from the contract value at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. If you surrender your contract, we will deduct the charge at the time of surrender. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to your subaccounts. The unit values of your subaccounts reflect this fee and it totals 1% of the subaccounts' average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. This fee does not apply to CRA's fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender part or all of your contract, you may be subject to a surrender charge as follows:

VARIABLE RETIREMENT ANNUITY -- A surrender charge applies if you make a surrender in the first seven contract years. After the first contract year, you may surrender 10% of your purchase payment each year without any surrender charge.


                                                                              SURRENDER CHARGE AS A PERCENTAGE
                         CONTRACT YEAR                                              OF AMOUNT SURRENDERED
                              1                                                               7%

                              2                                                               6

                              3                                                               5

                              4                                                               4

                              5                                                               3

                              6                                                               2

                              7                                                               1

                              Thereafter                                                      0


We will not increase the surrender charge during the term of the contract.


18  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

COMBINATION RETIREMENT ANNUITY -- A surrender charge applies if you surrender all or part of your contract's value in the first 11 contract years.


                                                                              SURRENDER CHARGE AS A PERCENTAGE
                         CONTRACT YEAR                                              OF AMOUNT SURRENDERED
                             1-5                                                              7%

                              6                                                               6

                              7                                                               5

                              8                                                               4

                              9                                                               3

                             10                                                               2

                             11                                                               1

                              Thereafter                                                      0


We will not increase the surrender charge during the term of the contract.

COMBINATION RETIREMENT ANNUITY -- SELECT (UNIVERSITY OF WISCONSIN TSA PARTICIPANTS ONLY) -- A surrender charge applies if you surrender all or part of your contract's value in the first eight contract years. You may surrender up to 10% of your prior contract anniversary contact value without any surrender charge in any contract year on or after you reach age 59 1/2.


                                                                              SURRENDER CHARGE AS A PERCENTAGE
                         CONTRACT YEAR                                              OF AMOUNT SURRENDERED
                             1-3                                                              7%

                              4                                                               6

                              5                                                               5

                              6                                                               4

                              7                                                               3

                              8                                                               2

                              Thereafter                                                      0


We will not increase the surrender charge during the term of the contract.

COMBINATION RETIREMENT ANNUITY (CONVERSION FROM AMERIPRISE RETIREMENT SERVICES, OR OTHER RIVERSOURCE LIFE RETIREMENT ANNUITY UNDER WHICH CONVERSION IS AVAILABLE) -- A surrender charge applies if you surrender all or part of your contract's value in the first seven contract years.


                                                                              SURRENDER CHARGE AS A PERCENTAGE
                         CONTRACT YEAR                                              OF AMOUNT SURRENDERED
                              1                                                               6%

                              2                                                               6

                              3                                                               5

                              4                                                               4

                              5                                                               3

                              6                                                               2

                              7                                                               1

                              Thereafter                                                      0


We will not increase the surrender charge during the term of the contract.

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

AMOUNT REQUESTED--------           $1,000
1.00 - WITHDRAWAL CHARGE     OR    ------  =    $1,075.27
                                     .93




RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                     ANNUITIES -- PROSPECTUS  19

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% if the assumed investment rate is 3.5% and 6.55% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds (see "Annual Operating Expenses of the Funds").

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract .

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated portion of the contract administrative charge.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount or we assess a contract administrative charge or a surrender charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests.

The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.


20  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges; and/or

- deduction of a prorated portion of the contract administrative charge.

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal number of dollars                            AMOUNT     ACCUMULATION     OF UNITS
each month ...                                           MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                          Jan       $100           $20           5.00

                                                          Feb        100            18           5.56

you automatically buy                                     Mar        100            17           5.88
more units when the                         (ARROW)       Apr        100            15           6.67
per unit market price is low ...                          May        100            16           6.25
                                                          Jun        100            18           5.56
                                                          Jul        100            17           5.88
and fewer units                                           Aug        100            19           5.26
when the per unit                           (ARROW)       Sept       100            21           4.76
market price is high.                                     Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING AMONG ACCOUNTS
You may transfer contract value from any one subaccount, including CRA's fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving CRA's fixed account.


RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                     ANNUITIES -- PROSPECTUS  21

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our home office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our home office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time. For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
Before annuity payouts begin, you may transfer contract values between the subaccounts for VRA or CRA, or from the subaccounts to the fixed account for CRA.

FOR CRA
- If you made a transfer from CRA's fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for transfer periods of your choosing subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


22  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing, dollar-cost averaging or asset rebalancing programs that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a con tract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights. We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard periodic rebalancing for the purpose of any asset allocation, dollar-cost averaging and asset-rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying Fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                     ANNUITIES -- PROSPECTUS  23

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers:             $250 or entire account balance
Surrenders:            none

MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from CRA's fixed account to the subaccounts may not exceed an amount that, if continued, would deplete CRA's fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automatic arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT
Transfers or surrenders:  $50

 3 BY TELEPHONE

Call between  7 a.m. and  7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers:                $250 or entire account balance
Surrenders:               $100

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Surrenders:               $100,000


24  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge and surrender charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit will also be reduced. In addition, surrenders you are required to take satisfy RMDs under the Code may reduce the value of certain death benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all of your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to the total contract value, unless requested otherwise. The minimum contract value after partial surrenders is $600.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.


RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                     ANNUITIES -- PROSPECTUS  25

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM
You cannot receive distributions before retirement unless you become totally disabled or end your employment at a Texas college or university. This restriction affects your right to:

- surrender all or part of your contract at any time; and

- move up your retirement date.

If you are in the program for only one year, the portion of the purchase payments made by the state of Texas will be refunded to the state with no surrender charge. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")


26  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greater of:

- contract value; or

- purchase payments minus surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the contract value.

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option.


RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                     ANNUITIES -- PROSPECTUS  27

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


28  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either 5.05% or 6.55% depending on the applicable assumed investment rate (see "Charges
  -- Surrender charge under Annuity Payout Plan E"). You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal (see "Taxes").

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:



- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you have allocated to the fixed account will provide fixed dollar payouts and contract values that you have allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time amounts are applied to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payment Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payment plans, where the annuity payments end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payments end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.



RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                     ANNUITIES -- PROSPECTUS  29

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payment or surrender, we may deduct federal, and in some cases state, withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payments are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.

For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a

30  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost, 2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. You may receive an amended Form 1099-R reporting an invalidated exchange. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payment from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payment from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special RMD rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payment or a surrender, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payment is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;


RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                     ANNUITIES -- PROSPECTUS  31

In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each subaccount to the total number of votes allowed to the subaccount.


32  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

After annuity payouts begin, the number of votes is equal to:

- the reserve held in each account for your contract, divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 3.75% of purchase payments on the contract as well as service/trail commissions of up to 0.175% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or She works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a surrender from the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and


RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                     ANNUITIES -- PROSPECTUS  33
marketing practices (including sales to older consumers and disclosure practices), compensation arrangements and anticompetitive activities. RiverSource Life is involved in the normal course of business in a number of other legal, arbitration and regulatory proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



34  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2010...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Financial Statements





RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                     ANNUITIES -- PROSPECTUS  35

                       THIS PAGE LEFT BLANK INTENTIONALLY



36  RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
ANNUITIES -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY



RIVERSOURCE VARIABLE RETIREMENT AND COMBINATION RETIREMENT
                                                     ANNUITIES -- PROSPECTUS  37

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 862-7919

           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
     Both companies are affiliated with Ameriprise Financial Services, Inc.


     (C) 2008-2011 RiverSource Life Insurance Company. All rights reserved.


S-6154 AD (4/11)

PART B

     The combined Statement of Additional Information dated April 29,2011, for RiverSource Account F filed electronically on or about April 25, 2011, as Part B to Post-Effective Amendment No. 22 to Registration Statement No. 33-47302 is incorporated by reference.

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial Statements included in Part B of this Registration Statement:

     The audited financial statements of the RiverSource Account F:

     Report of Independent Registered Public Accounting Firm dated April 22,
     2011.
     Statements of Assets and Liabilities at Dec. 31, 2010.
     Statements of Operations for the year ended Dec. 31, 2010.
     Statements of Changes in Net Assets for the year ended Dec. 31, 2010 and year ended Dec. 31, 2009.
     Notes to Financial Statements.

     The audited financial statements of the RiverSource Life Insurance Company:

     Report of Independent Registered Public Accounting Firm dated February 23, 2011.
     Consolidated Balance Sheets at Dec. 31, 2010 and 2009.
     Consolidated Statements of Income for the years ended Dec. 31, 2010, 2009, and 2008.
     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2010, 2009, and 2008.
     Consolidated Statements of Stockholder's Equity for the years ended Dec. 31, 2010, 2009, and 2008.
     Notes to Consolidated Financial Statements.

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of IDS Life adopted May 13, 1981, filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 23 to Registration Statement No. 2-73114, is incorporated herein by reference.

1.2 Resolution of the Executive Committee of the Board of Directors of IDS Life establishing Account N on April 17, 1985, filed electronically as Exhibit
     1.2 to Post-Effective Amendment No. 23 to Registration Statement No. 2-73114, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS Life establishing Accounts IZ and JZ on Sept. 20, 1991, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 23 to Registration Statement No. 2-73114, is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Board of Directors establishing Accounts MZ, KZ and LZ on April 2, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 26 to Registration Statement No. 2-73114, is incorporated herein by reference.

1.5 Consent in Writing in Lieu of Meeting of Board of Directors establishing Accounts PZ,QZ,RZ,SZ,and TZ on March 30, 2001 is filed electronically as
     Exhibit 1.5 to Post-Effective Amendment No. 31 to Registration Statement No. 2-73114 is incorporated herein by reference.

1.6  Unanimous Consent in Writing effective Jan. 2, 2007 of the Board of

     Directors of IDS Life Insurance Company (now known as RiverSource Life Insurance Company) renaming IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ, TZ to the new name RiverSource Account F filed electronically as Exhibit 1.6 to Post-Effective Amendment No. 27 to Registration Statement No. 33-4173 is incorporated by reference.

2.   Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1  Copy of form of Qualified Deferred Annuity Contract (form 30307), filed as
     Exhibit 4(a) to Post-Effective Amendment No.20 to Registration Statement No. 33-4173, is incorporated herein by reference.

4.2 Copy of form of Non-Qualified Deferred Annuity Contract (form 30302), filed as Exhibit 4(b) to Post-Effective Amendment No. 20 to registration Statement No. 33-4173, is incorporated herein by reference.

4.3 Copy of form of Deferred Annuity Contract (IRA) (form 30306), filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 24 to Registration Statement No. 2-73114, is incorporated herein by reference.

4.4 Copy of Company name change endorsement (Form 131115) for RiverSource Life Insurance Company, filed as Exhibit 4.32 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007 is incorporated by reference.

5.1 Form of Application for IDS Life Deferred Variable Annuity Contract (form 34512), filed as Exhibit 10 to Post-Effective Amendment No. 2 to Registration Statement 2-73114, is incorporated herein by reference.

5.2 Copy of form of Application for Variable and Combination Retirement Annuities Contracts, filed as Exhibit 5(b) to Post-Effective Amendment No. 20 to Registration Statement No. 33-4173, is incorporated herein by reference.

6.1  Copy of Certificate of Incorporation of IDS Life, filed electronically as
     Exhibit 6.1 to Post-Effective Amendment No. 24 to Registration Statement No. 2-73114, is incorporated herein by reference.

6.2 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)
     (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.3 Copy of Participation Agreement dated Jan. 1, 2007 by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm, filed electronically herewith.

11.  None

12.  Not applicable.

13. Power of Attorney for RiverSource Life Insurance Company dated December 17, 2010, filed electronically as Exhibit 13 to RiverSource Variable Account 10's Post-Effective Amendment No. 64 to Registration Statement No. 333-79311 filed on or about April 22, 2011, is incorporated by reference.

Item 25.

Directors and Officers of the Depositor RiverSource Life Insurance Company

                                                                     Position and Offices
Name                               Principal Business Address*          With Depositor
----                               ---------------------------   -----------------------------
Gumer Cruz Alvero                                                Director and Executive
                                                                 Vice President - Annuities
Brian Joseph McGrane                                             Director, Executive Vice
                                                                 President and Chief Financial
                                                                 Officer
Richard T. Moore                                                 Secretary
Kevin Eugene Palmer                                              Director, Vice President and
                                                                 Chief Actuary
Bridget Mary Sperl                                               Director, Executive Vice
                                                                 President - Client Service
Jon Stenberg                                                     Director
William Frederick "Ted" Truscott                                 Director
John Robert Woerner                                              Chairman of the Board and
                                                                 President

* The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Item 26.

Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                 Jurisdiction of
Name of Subsidiary                                                Incorporation
------------------                                               ---------------
Advisory Capital Strategies Group Inc.                           Minnesota
AEXP Affordable Housing LLC                                      Delaware
American Enterprise Investment Services Inc.                     Minnesota
American Express Property Casualty Insurance Agency
   of Pennsylvania, Inc.                                         Pennsylvania
Ameriprise Advisor Services, Inc.                                Michicgan
Ameriprise Auto & Home Insurance Agency, Inc.                    Wisconsin
Ameriprise Bank, FSB                                             USA
Ameriprise Captive Insurance Company                             Vermont
Ameriprise Capital Trusts I-IV                                   Delaware
Ameriprise Certificate Company                                   Delaware
Ameriprise Financial Services, Inc.                              Delaware
Ameriprise Holdings, Inc.                                        Delaware
Ameriprise India Private Ltd.                                    India
Ameriprise Insurance Agency of Massachusetts, Inc.               Massachusetts
Ameriprise Insurance Agency                                      Wisconsin
Ameriprise Trust Company                                         Minnesota
AMPF Holding Corporation                                         Michigan
AMPF Property Corporation                                        Michigan
AMPF Realty Corporation                                          Michigan
Brecek & Young Advisors, Inc.                                    California
Brecek & Young Financial Group Insurance Agency of Texas, Inc.   Texas
Brecek & Young Financial Services Group of Montana, Inc.         Montana
Boston Equity General Partner LLC                                Delaware
4230 W. Green Oaks, Inc.                                         Michigan
IDS Capital Holdings Inc.                                        Minnesota
IDS Futures Corporation                                          Minnesota
IDS Management Corporation                                       Minnesota
IDS Property Casualty Insurance Company                          Wisconsin
Investors Syndicate Development Corporation                      Nevada
J. & W. Seligman & Co. Incorporated                              New York
Kenwood Capital Management LLC (47.7% owned)                     Delaware
Realty Assets Inc.                                               Nebraska
RiverSource CDO Seed Investments, LLC                            Minnesota
RiverSource Distributors, Inc.                                   Delaware
RiverSource Fund Distributors, Inc.                              Delaware
RiverSource Investments, LLC                                     Minnesota
RiverSource Life Insurance Company                               Minnesota
RiverSource Life Insurance Co. of New York                       New York
RiverSource REO 1, LLC                                           Minnesota
RiverSource Service Corporation                                  Minnesota
RiverSource Services, Inc.                                       Delaware
RiverSource Tax Advantaged Investments, Inc.                     Delaware
Securities America Advisors, Inc.                                Nebraska
Securities America Financial Corporation                         Nebraska
Securities America, Inc.                                         Nebraska
Seligman Asia, Inc.                                              Delaware
Seligman Focus Partners LLC                                      Delaware
Seligman Health Partners LLC                                     Delaware
Seligman Health Plus Partners LLC                                Delaware
Seligman Partners LLC                                            Delaware
Threadneedle Asset Management Holdings SARL                      England

Item 27. Number of Contractowners

          As of March 31, 2011, there were 11,007 qualified contracts and 493 non-qualified contracts in RiverSource Account F for RiverSource Combination Retirement Annuity. There were 73 Qualified Contracts and 1,676 non-qualified contracts for RiverSource Variable Retirement Annuity in RiverSource Account F.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Annuity Account 10
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 8
RiverSource of New York Variable Annuity Account

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal       Positions and Offices
Business Address*           with Underwriter
-------------------   --------------------------
Lynn Abbott           President
Gumer C. Alvero       Director and Vice President
Thomas R. Moore       Secretary
David K. Stewart      Chief Financial Officer
William F. Truscott   Chairman of the Board and
                      Chief Executive officer
John R. Woerner       Director and Vice President

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474


Item 29 (c)

     RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF                          NET UNDERWRITING
PRINCIPAL                          DISCOUNTS AND    COMPENSATION ON    BROKERAGE
UNDERWRITER                        COMMISSIONS         REDEMPTION     COMMISSIONS   COMPENSATION
-----------                      ----------------   ---------------   -----------   ------------
RiverSource Distributors, Inc.     $391,347,519          None            None           None

Item 30. Location of Accounts and Records

     RiverSource Life Insurance Company
     70100 Ameriprise Financial Center
     Minneapolis, MN

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional

     Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life Contract Owner Service at the address or phone number listed in the prospectus.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
     1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 25th day of April, 2011.

                                        RiverSource Account F
                                        (Registrant)

                                        By RiverSource Life Insurance Company
                                           (Sponsor)


                                        By /s/ John R. Woerner*
                                           -------------------------------------
                                           John R. Woerner, Chairman of the
                                           Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2011.


/s/ Gumer C. Alvero*                    Director and Executive Vice
-------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Richard N. Bush*                    Director, Senior Vice
-------------------------------------   President - Corporate Tax
Richard N. Bush


/s/ Brian J. McGrane*                   Director, Executive Vice President
-------------------------------------   and Chief Financial Officer
Brian J. McGrane

/s/ Kevin E. Palmer*                    Director, Vice President and
-------------------------------------   Chief Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Director and Executive Vice
-------------------------------------   President - Client Services
Bridget M. Sperl


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
David K. Stewart


/s/ William F. "Ted" Truscott*          Director
-------------------------------------
William F. "Ted" Truscott


/s/ John R. Woerner*                    Chairman of the Board and President
-------------------------------------
John R. Woerner

* Signed pursuant to Power of Attorney dated December 17, 2010, filed electronically as Exhibit 13 to Post-Effective Amendment No. 64 to Registration Statement No. 333-79311, by:


/s/ Rodney J. Vessels
-------------------------------------
Rodney J. Vessels
Assistant General Counsel

                   CONTENTS OF REGISTRATION STATEMENT NO. 42

This Amendment to the Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The combined prospectus for:

          RiverSource Variable Retirement Annuity and
          RiverSource Combination Retirement Annuity.

Part B.

     Statement of Additional Information (incorporated by reference).

     Financial Statements.

Part C.

     Other Information.

     The signatures.

     Exhibits.

                                  EXHIBIT INDEX

9. Opinion of counsel and consent to its use as to the legality of the securities being registered.

10.  Consent of Independent Registered Public Accounting Firm.